Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Cash flows from operating activities:
Net income (loss)	$ 1,190,593	7,387,156	(7,451,510)	(4,509,616)
Adjustments to reconcile net income (loss) to net cash flows provided by (used in) operating activities:
Depreciation of property and equipment	290,778	1,804,164	1,897,003	1,956,728
Amortization of intangible assets	606,942	3,765,833	3,653,180	6,924,374
Gains on derivative liabilities				(3,168)
Loss on disposal of property and equipment	4,217	26,165	9,008	6,959
Provision for doubtful accounts	316,282	1,962,403	1,874,355	2,290,370
Provision for loss in inventory and work in process	1,338,110	8,302,435	5,561,134	2,602,925
Share-based compensation expense	531,638	3,298,602	1,462,882	5,784,391
Deferred income taxes	82,043	509,041	(619,250)	(8,892,940)
Foreign currency exchange loss (gain)	(1,233)	(7,649)	35,280	5,329
Changes in assets and liabilities:
Trade receivables	(2,702,136)	(16,765,678)	(3,305,936)	(7,568,236)
Refundable value added tax	(760,509)	(4,718,654)	2,953,447	1,950,214
Advances to employees	53,423	331,470	(82,747)	383,432
Advances to suppliers				57,340
Other receivables	(4,802)	(29,794)	662,879	508,497
Prepaid expenses	(51,044)	(316,705)	(102,745)	330,617
Inventory and work in process	(477,428)	(2,962,248)	(6,161,784)	6,098,833
Trade payables	82,254	510,352	(5,549,585)	5,048,244
Other payables	(65,090)	(403,860)	1,461,460	4,395,121
Accrued expenses	394,603	2,448,355	(2,959,076)	10,732,163
Taxes payable	110,222	683,881	(520,905)	11,923,172
Advances from customers	(388,359)	(2,409,613)	6,551,079	(2,134,102)
Net cash provided by (used in) operating activities	550,504	3,415,656	(631,831)	37,890,647
Cash flows from investing activities:
Purchases of property and equipment	(288,385)	(1,789,314)	(1,052,469)	(2,117,218)
Payments for intangible assets	(1,685,570)	(10,458,286)	(15,038,783)	(11,949,602)
Cash received from disposal of property and equipment	2,377	14,751	5,650	240
Net cash used in investing activities	(1,971,578)	(12,232,849)	(16,085,602)	(14,066,580)
Cash flows from financing activities:
Proceeds from short-term loans	1,723,238	10,692,003
Proceeds from exercise of options by employees	8,994	55,805
Cash paid for ordinary shares repurchase				(1,602,451)
Net cash provided by (used in) financing activities	1,732,232	10,747,808		(1,602,451)
Effect of exchange rate changes on cash and cash equivalents	1,233	7,649	(35,280)	(5,329)
Net increase (decrease) in cash and cash equivalents	312,391	1,938,264	(16,752,713)	22,216,287
Cash and cash equivalents at beginning of year	10,092,617	62,620,652	79,373,365	57,157,078
Cash and cash equivalents at end of year	10,405,008	64,558,916	62,620,652	79,373,365
Supplemental cash flow information
Interest paid	26,460	164,171
Income tax paid	$ 602,202	3,736,424	3,796,612	1,571,915